CONSOLIDATED STATEMENT OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)
Cash flows from operating activities
Net income(loss)		$ (8,167)	¥ (56,707)		¥ 174,637	[1],[2]	¥ 71,305	[1],[2]
Adjustments to reconcile net income (loss) to net cash from operating activities
Depreciation of property and equipment		6,691	46,455		26,002	[1]	22,374	[1]
Amortization of intangible assets		16,838	116,903		120,834	[1]	57,257	[1]
Provision for doubtful accounts		7,944	55,152		13,188	[1]	5,464	[1]
Impairment of goodwill and intangible assets	[3]	416	2,889		49,882	[1],[2]	8,304	[1],[2]
Impairment of investments		20,318	141,069		34,728	[1],[2]	9,136	[1],[2]
Loss on disposal of property and equipment		17	118		1,247	[1]	10	[1]
Loss (gain) on disposal of intangible assets		(777)	(5,397)		3,539	[1]
Gain on disposal of a VIE's subsidiary		(4,043)	(28,071)
Gain on disposal/deemed disposal of equity method investments		(4,411)	(30,625)		(44,483)	[1]
Gain on disposal of cost method investments		(104)	(721)
(Gain) loss on disposal of available-for-sale securities		(3,505)	(24,338)		202	[1]	(1,967)	[1]
Settlement and changes in fair value of contingent consideration		486	3,377		(7,011)	[1],[2]	13,749	[1],[2]
Changes in fair value of redemption right and put options granted		14	94		(22)	[1],[2]	(4,375)	[1],[2]
Losses from equity method investments		1,637	11,363		12,144	[1],[2]	6,064	[1],[2]
Gain on dividends received from a cost method investee		(18)	(123)		(700)		0
Deferred income tax expenses (benefits)		(7,696)	(53,432)		(7,080)	[1]	12,906	[1]
Share-based compensation expenses		44,095	306,149		315,740	[1]	173,771	[1]
Adjustments to reconcile net income to net cash from operating activities, total		69,735	484,155		693,547	[1]	373,998	[1]
Changes in operating assets and liabilities
Restricted cash		(546)	(3,790)		(378)	[1]
Accounts receivable		3,754	26,067		(308,570)	[1]	(157,605)	[1]
Prepayments and other current assets		(25,377)	(176,188)		(158,926)	[1]	(86,559)	[1]
Due from related parties		2,211	15,353		(43,332)	[1]	(35,134)	[1]
Other non-current assets		(31)	(217)		(2,727)	[1]	(15,917)	[1]
Accounts payable		7,235	50,231		28,864	[1]	33,325	[1]
Accrued expenses and other current liabilities		1,157	8,037		639,041	[1]	224,093	[1]
Deferred revenue		(800)	(5,548)		15,097	[1]	29,700	[1]
Due to related parties		2,046	14,203		52,373	[1]	5,036	[1]
Income tax payable		(2,125)	(14,752)		22,589	[1]	(7,330)	[1]
Other non-current liabilities	[1]				10,909		(4,385)
Net cash provided by operating activities		57,259	397,551		948,487	[1]	359,222	[1]
Cash flows from investing activities
Purchase of property and equipment		(10,681)	(74,161)		(61,901)	[1]	(36,561)	[1]
Purchase of intangible assets		(6,270)	(43,530)		(34,590)	[1]	(145,108)	[1]
Purchase of cost method investments		(43,884)	(304,687)		(399,522)	[1]	(157,304)	[1]
Purchase of available-for-sale securities		(957)	(6,647)				(110,774)	[1]
Purchase of equity method investments		(942)	(6,542)		(107,131)	[1]	(58,092)	[1]
Purchase of time deposits		(131,926)	(915,963)		(481,207)	[1]	(1,388,167)	[1]
Proceeds from maturity of time deposits		85,059	590,566		901,364	[1]	959,837	[1]
Acquisition of business, net of cash acquired		(46,978)	(326,168)		(249,424)	[1]	(196,570)	[1]
Dividends from cost method investee		14	96
Proceeds from disposal of a VIE's subsidiary		1,179	8,184
Proceeds from sales of property and equipment		9	60		490	[1]	100	[1]
Proceeds from sales of intangible assets	[1]				3,320
Proceeds from sales of available-for-sale securities		7,139	49,565		7,016	[1]	17,076	[1]
Proceeds from maturity of available-for-sale securities	[1]				61,146
Proceeds and deposits from disposal of equity method investments		2,322	16,125		13,000	[1]
Proceeds and advance from disposal of cost method investments		4,709	32,694
Entrusted loan to equity investees		(1,872)	(13,000)
Entrusted loan to a third party	[1]				(3,000)
Repayment of an entrusted loan from a third party		432	3,000				1,000	[1]
Repayment of entrusted loan from an equity investee		869	6,031
Repayment of entrusted loans from an investor of an equity investee		227	1,574		9,000	[1]	4,940	[1]
Net cash used for investing activities		(141,551)	(982,803)		(341,439)	[1]	(1,109,623)	[1]
Cash flows from financing activities
Proceeds from bank loans		47,829	332,078		127,332	[1]
Repayment for bank loans		(1,278)	(8,873)
Restricted cash for bank loans		(5,645)	(39,190)		(25,466)	[1]
Proceeds and advance from exercise of restricted shares with an option feature		5,376	37,329		4,092	[1]	2	[1]
Settlement of contingent consideration		(4,446)	(30,871)		(27,706)	[1]	(4,265)	[1]
Share repurchase		(25,780)	(178,991)
Purchase of shares from noncontrolling shareholders		(1,153)	(8,007)				(60,931)	[1]
Capital contribution from noncontrolling shareholders	[1]				3,375		6,750
Distribution to a shareholder due to under common control acquisition	[1]						(37,166)
Proceeds from the initial public offering("IPO") and concurrent private placement	[1]						1,409,177
Net cash provided by financing activities		14,903	103,475		81,627	[1]	1,313,567	[1]
Effect of exchange rate changes on cash and cash equivalents		7,134	49,544		38,820	[1]	(1,879)	[1]
Net increase (decrease) in cash and cash equivalents		(62,255)	(432,233)		727,495	[1]	561,287	[1]
Cash and cash equivalents at beginning of period		265,481	1,843,233	[1],[4]	1,115,738	[1]	554,451	[1]
Cash and cash equivalents at end of period		203,226	1,411,000		1,843,233	[1],[4]	1,115,738	[1]
Supplemental disclosures
Income taxes paid		(9,789)	(67,962)		(24,526)	[1]	(21,427)	[1]
Interest expense paid		(1,052)	(7,306)		(547)	[1]
Non-cash investing and financing activities:
Acquisition of property and equipment and intangible assets included in accrued expenses and other current liabilities		1,052	10,902		43,785	[1]	755	[1]
Acquisition of a cost method investment included in accrued expenses and other liabilities	[1]				5,104
Acquisition of an equity method investment included in accrued expenses and other liabilities	[1]				3,247
Disposal of an equity method investment included in prepayments and other current assets		3,189	22,143
Contingent consideration payable for business acquisitions		$ 3,610	¥ 25,067		23,338	[1]	53,592	[1]
Non-cash acquisition of an equity method investment	[1]						5,000
Non-cash acquisition of a cost method investment	[1]				64,110
Non-cash acquisition of business	[1]				¥ 23,309		¥ 3,003

[1]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior years. (Note 3)
[2]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income (loss) in prior years. (Note 3)
[3]	The amount of transactions with related parties recorded in revenue, cost of revenues and operating income (expenses) are as follows:year ended December 31, 201420152016 (As adjusted) (a)(As adjusted) (a)RMBRMBRMBUS$ Revenues 82,191 307,986 155,849 22,447Cost of revenues (19,317) (20,932) (58,118) (8,371)Research and development (5,942) (6,448) (4,788) (690)Selling and marketing (27,379) (108,422) (76,933) (11,081)General and administrative (5,158) (5,072) (25,620) (3,690)Details of the related party transactions are set out in note 16(b) to the consolidated financial statements.
[4]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)